Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of June 30, 2021 consisted of the following:

(in KUSD)	As of June 30, 2021
Raw materials	—
Work in process	7,411
Finished goods (1)	307
Total inventory	7,718
(1) Finished goods includes KUSD 9 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider.